Summary Prospectus
Touchstone Small Cap Growth Fund	July 30, 2017

Class A Ticker: MXCAX Class C Ticker: MXCSX
Class Y Ticker: MXAIX Institutional Class: MXCIX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated July 30, 2017, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/literature-center, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

TOUCHSTONE SMALL CAP GROWTH FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Small Cap Growth Fund (the “Fund”) seeks to achieve long-term capital growth.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 66, in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus and in the Fund’s Statement of Additional Information (“SAI”) on page 63.

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.98%	0.98%	0.98%	0.98%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.37%	0.53%	0.36%	0.26%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.61%	2.52%	1.35%	1.25%
Fee Waiver and/or Expense Reimbursement(2)	(0.16)%	(0.32)%	(0.15)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.45%	2.20%	1.20%	1.05%

Touchstone Small Cap Growth Fund

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(1)Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended March 31, 2017.
(2)Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.44%, 2.19%, 1.19%, and 1.04% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2018, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the lesser of the expense limitation amount in effect (a) at the time of the waiver or (b) at the time of the reimbursement.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$714	$323	$122	$107	$223
3 Years	$1,039	$754	$413	$377	$754
5 Years	$1,387	$1,312	$725	$667	$1,312
10 Years	$2,363	$2,832	$1,611	$1,494	$2,832

Portfolio Turnover. The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets (including borrowings for investment purposes) in equity securities of small-cap companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. In implementing this policy, the Fund primarily invests in common stocks of small-cap companies. For purposes of the Fund, a small capitalization company has a market capitalization within the range represented in the Russell 2000® Growth Index (between approximately $87.1 million and $6.6 billion as of June 30, 2017).  The market capitalization

Touchstone Small Cap Growth Fund

range of the Russell 2000® Growth Index will change with market conditions. The Fund may invest up to 20% of its assets in common stocks of foreign small- and mid-cap companies through the purchase of depositary receipts or foreign domiciled companies listed on U.S. stock exchanges. The Fund may also invest in shares of exchange-traded funds (“ETFs”) and other similar instruments.

The Fund seeks to achieve its investment goal by investing in a diversified portfolio of common stocks of small-cap growth-oriented companies that are selected for their long-term capital appreciation potential and are expected to grow faster than the U.S. economy. In selecting investments for the Fund, Fiera Capital Inc., formerly known as Apex Capital Management, sub-advisor to the Fund (“Fiera”), uses an approach that combines “top-down” secular- and macro-economic trend analysis with “bottom-up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment, and global investment opportunities. Fiera applies fundamental “bottom-up” research to identify individual companies that exhibit earnings growth potential and may benefit from observed secular- and macro-economic trends.

The core investments of the Fund typically include more established companies that Fiera recognizes as “stable growth” companies. Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet or the ability to generate free-cash flow), franchise durability, and reasonable valuations in the context of projected growth rates. The Fund may also invest in companies that are in the earlier stages of their growth cycle that Fiera recognizes as “emerging growth” companies.

The Fund may sell a security when the security achieves full valuation; Fiera identifies a more attractive investment; when the Fund needs to maintain portfolio diversification; or when an individual security experiences declining fundamentals, negative earnings surprise, or similar adverse events. In general, once a security reaches $5 billion in market capitalization, Fiera will gradually liquidate the position.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Mid-Cap Risk: Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Touchstone Small Cap Growth Fund

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Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Growth Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Cap Growth Fund

Touchstone Small Cap Growth Fund — Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2009 32.54%	Worst Quarter: 4th Quarter 2008 (27.89)%

The year-to-date return for the Fund’s Class A shares as of June 30, 2017 is 0.38%.

Before the Fund changed its name, principal investment strategy, and sub-advisor, the Fund was managed as the Touchstone Micro Cap Value Fund. The change from the Micro Cap Value Fund to Small Cap Growth Fund occurred on April 26, 2013.  Before the Micro Cap Value Fund commenced operations, all of the assets and liabilities of the Fifth Third Micro Cap Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Performance information prior to April 26, 2013 included in the Fund’s prospectus is that of the Micro Cap Value Fund and its Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s Statement of Additional Information.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an Individual Retirement Account (“IRA”), 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were August 13, 2001, August 13, 2001, February 1, 1998 and September 10, 2012, respectively. Institutional Class shares’ performance was calculated using the historical performance of Class Y shares for periods prior to September 10, 2012.

Touchstone Small Cap Growth Fund

Average Annual Total Returns For the periods ended December 31, 2016	1 Year	5 Years	10 Years
Touchstone Small Cap Growth — Class A
Return Before Taxes	(6.45)%	8.95%	4.71%
Return After Taxes on Distributions	(6.56)%	7.83%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	(3.57)%	6.93%	3.62%
Touchstone Small Cap Growth — Class C
Return Before Taxes	(2.45)%	9.49%	4.54%
Touchstone Small Cap Growth — Class Y
Return Before Taxes	(0.26)%	10.57%	5.61%
Touchstone Small Cap Growth — Institutional Class
Return Before Taxes	(0.25)%	10.72%	5.68%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%

The Fund’s Management

Investment Advisor
Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with Fund	Primary Title with Sub-Advisor
Fiera Capital Inc., formerly known as Apex Capital Management	Nitin N. Kumbhani	Since 2013	Vice Chairman and Chief of Growth Equity Strategies

	Classes A, C, and Y
Buying and Selling Fund Shares Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50
	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Class A, Class C and Institutional Class shares may be purchased and sold directly from Touchstone Securities, Inc. (“Touchstone Securities”) or through your financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to

Touchstone Small Cap Growth Fund

$100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone or via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares see the “Investing with Touchstone” section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to pay dividends and make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-54-TST-MXCAX-1707

Touchstone Small Cap Growth Fund

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